[LOGO]
[THE HARTFORD]

May 5, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Union Security Insurance Company
Separate Account D (“Registrant”)
Opportunity Variable Annuity
Opportunity + Variable Annuity
File No. 033-19421

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on May 1, 2009.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist